Activity Related to Credit Component Recognized on Debt Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Additions for the credit component on debt securities in which other-than-temporary impairment was previously recognized	$ 17	[1]	$ 12	[1]
Mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning Balance	12		0
Additions for the credit component on debt securities in which other-than-temporary impairment was previously recognized	17
Additions for the credit component on debt securities in which other-than-temporary impairment was not previously recognized			12
Ending Balance	$ 29		$ 12

[1]	Represents the credit component of the other-than-temporary impairment on securities.